COLT DEPOSITOR III, LLC ABS-15G

Exhibit 99.19

Client Name:
Client Project Name:	COLT 2024-INV4
Start - End Dates:	7/19/2024
Deal Loan Count:	1

Loan Level Tape Compare Upload

Loans in Report	1

Loan Number	Deal ID	Borrower Last Name	Field Name	Tape Data	Reviewer Data
XXXX	4350110098	XXXXXX	Borrower DSCR Percent	1.6921	1.8323
XXXX	4350110098	XXXXXX	Cash Reserves	XXXXXX	XXXXXX
XXXX	4350110098	XXXXXX	Combined LTV	68.56	70.00
XXXX	4350110098	XXXXXX	Disbursement Date	XXXXXX	XXXXXX
XXXX	4350110098	XXXXXX	Months Reserves	15.00	15.66
XXXX	4350110098	XXXXXX	Property Type	Low Rise Condo (1-4)	Condotel
XXXX	4350110098	XXXXXX	Total Cash Out	XXXXXX	XXXXXX

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